Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–88.50%(b)(c)
Aerospace & Defense–4.61%
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.85%	12/06/2025		$ 8,790	$ 8,793,797
Brown Group Holding LLC, Term Loan B(d)	–	04/22/2028		15,317	15,315,252
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	12,104	13,823,401
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		16,107	15,660,885
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		8,653	8,413,299
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		5,375	5,361,139
Greenrock Finance, Inc.
First Lien Term Loan (3 mo. GBP LIBOR + 4.25%)	4.34%	06/28/2024	GBP	1,000	1,395,209
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		5,661	5,639,594
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	10/04/2024		6,638	6,576,785
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		5,412	5,427,047
Peraton Corp.
Delayed Draw Term Loan(d)	–	02/01/2028		206	206,531
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		25,737	27,628,356
Second Lien Term Loan(d)	–	02/26/2029		6,936	7,075,095
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		7,385	7,463,053
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		13,070	12,917,466
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025		15,794	15,608,989
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.34%	08/22/2024		9,203	9,108,035
					166,413,933
Air Transport–3.29%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		13,940	14,387,217
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		18	17,067
Avolon TLB Borrower 1 (US) LLC
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		19,729	19,513,313
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		362	362,783
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,000	2,377,927
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		6,105	6,252,619
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		21,351	22,818,542
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		24,994	26,235,419
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		20,201	20,419,867
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		6,657	6,478,793
					118,863,547
Automotive–2.90%
Adient PLC, Term Loan B (d)	–	03/31/2028		2,789	2,796,934
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		8,742	8,814,651
Garrett Borrowing LLC (Switzerland)
DIP Term Loan(d)(e)	–	07/31/2021		21	21,103
Term Loan B(d)	–	03/05/2028	EUR	4,833	5,897,692
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	03/05/2028		9,975	9,955,863
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.12%	03/03/2025		8,362	8,263,823
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		10,614	10,653,982
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		13,739	13,790,834
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		9,511	9,545,004
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.59%	11/06/2024		16,702	16,728,244
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	04/30/2026		3,282	3,273,405
Project Boost Purchaser LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.59%	06/01/2026		2,782	2,767,316
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		1,778	1,780,931
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	3.75%	12/16/2026		$ 895	$ 898,101
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		9,348	9,386,750
					104,574,633
Beverage & Tobacco–1.02%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	0.00%	12/12/2023			7,398	7,417,544
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			12,074	12,096,721
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	12/12/2023			10,694	10,722,081
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			2,126	2,043,834
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028			4,625	4,636,607
						36,916,787
Brokers, Dealers & Investment Houses–0.11%
Zebra Buyer LLC, First Lien Term Loan (d)	–	04/22/2028			4,031	4,058,941
Building & Development–1.33%
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	01/15/2027			188	186,659
Apcoa Parking Holdings GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR		3,499	4,183,898
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.09%	08/28/2023			141	139,496
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			11,797	11,436,423
CRH Europe Distribution (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/30/2026	EUR		1,170	1,428,065
LBM Holdings LLC
Delayed Draw Term Loan(f)	0.00%	12/08/2027			389	388,913
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027			1,751	1,750,110
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027			10,465	10,404,624
SRS Distribution, Inc., Term Loan B(d)	–	05/19/2028			5,351	5,347,502
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027			5,423	5,439,303
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.25%)	4.25%	03/30/2028	EUR		6,122	7,433,807
						48,138,800
Business Equipment & Services–8.97%
Adevinta ASA (Norway), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027			2,416	2,423,435
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(e)	5.50%	03/31/2028			3,146	3,165,860
Allied Universal Holdco LLC, Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/05/2028	EUR		1,917	2,335,533
Atlas CC Acquisition Corp.
Term Loan B(d)	–	05/01/2028			6,315	6,319,335
Term Loan C(d)	–	05/01/2028			1,285	1,285,289
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	6.25%	02/14/2028	EUR		1,000	1,225,986
AVS Group GmbH (Germany), Term Loan B-2 (6 mo. EURIBOR + 3.75%)	3.75%	09/10/2026	EUR		15	18,532
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024			3,365	3,381,765
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026			5,126	5,118,246
Cast and Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	02/09/2026			842	838,253
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024			8,089	8,093,289
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-05/26/2021; Cost $16,853,898)(g)(h)	2.00%	08/15/2023			18,673	9,803,160
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $18,996,204)(h)	8.50%	02/15/2023			19,942	18,912,115
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028			5,005	5,011,659
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025			6,546	6,587,355
Constant Contact
Delayed Draw Term Loan(f)	0.00%	02/10/2028			2,580	2,579,477
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.25%	02/15/2029			5,222	5,169,891
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028			9,601	9,601,386
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019-01/06/2021; Cost $7,282,160)(h)	11.00%	07/26/2023			7,287	7,232,424
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		$ 13,957	$ 14,057,973
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/07/2028		6,615	6,797,197
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR	13	15,604
Ensono, L.P., Term Loan B(d)	–	05/19/2028		7,448	7,451,379
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	04/30/2028		11,315	11,243,194
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		2,194	2,202,724
Holding Socotec (France), Term Loan B(d)(e)	–	05/07/2028		3,415	3,415,444
I-Logic Technologies Bidco Ltd. (United Kingdom), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/31/2027	EUR	980	1,199,848
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.08%	06/23/2024	GBP	10,025	13,791,456
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	2,825	3,450,558
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.95%	03/31/2028		6,336	6,365,847
iQor US, Inc.
Term Loan (3 mo. USD LIBOR + 7.50%)	8.50%	11/20/2024		11,709	11,776,199
Term Loan (3 mo. USD LIBOR + 7.50%)	8.50%	11/20/2025		15,870	15,656,111
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		6,043	5,929,247
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		8,961	9,040,464
Monitronics International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		33,930	33,135,084
My Alarm Center LLC, Revolver Loan(e)(i)	5.00%	07/14/2022		22,855	14,055,622
NielsenIQ, Inc.
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.11%	02/05/2028		651	653,468
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/06/2028	EUR	27	33,087
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	11/18/2026		3,154	3,102,300
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		2,214	2,216,323
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	03/03/2023		3,773	3,773,868
Spin Holdco Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		26,297	26,296,711
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	17	21,242
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025		2,009	2,016,120
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		18,159	18,249,287
Verra Mobility Corp.
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.45%	03/19/2028		1,740	1,735,916
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)(e)	3.36%	02/28/2025		3,235	3,231,560
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/11/2027		3,861	3,885,795
					323,902,618
Cable & Satellite Television–5.09%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025			29,656	29,280,845
Term Loan (3 mo. USD LIBOR + 2.75%)	2.95%	01/31/2026			16,266	16,056,190
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	01/15/2026			2,448	2,427,920
Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025			23,704	23,484,637
Term Loan (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2027			577	574,286
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.16%	08/14/2026			20,067	20,094,927
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	2.94%	07/31/2025			5,642	5,569,020
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026			25,775	25,678,608
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.10%	04/15/2028			1,315	1,301,859
UPC Financing Partnership
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.10%	01/31/2029			14,532	14,478,963
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)(e)	3.60%	01/31/2029			12,711	12,610,175
Virgin Media Bristol LLC (United Kingdom)
Term Loan (1 mo. USD LIBOR + 3.25%)	3.35%	01/15/2029			13,230	13,240,653
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.60%	01/31/2028			18,112	18,028,660
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2028			989	981,028
						183,807,771
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–3.69%
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/28/2027	EUR	16	$ 19,894
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		$ 4,322	4,346,585
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		5,733	5,795,068
BASF Construction Chemicals (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)(e)	4.25%	09/30/2027		3,076	3,092,956
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	783	956,546
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/01/2027		5,551	5,580,369
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	222	268,049
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	255	308,112
First Lien Term Loan B-6 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	42	50,624
First Lien Term Loan B-7 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	71	86,184
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(g)	5.25%	09/21/2023		3,840	3,802,177
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(g)	5.25%	09/21/2023		1,381	1,367,618
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate (3 mo. EURIBOR + 4.25%)(g)	5.00%	09/21/2023	EUR	4,576	5,528,230
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(g)	5.25%	09/05/2022		140	122,472
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	153	184,604
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		1,866	1,874,149
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.45%	02/14/2024		0	2
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.45%	02/14/2024		620	618,319
Fusion, Term Loan(d)(e)	–	01/07/2026		5,756	5,900,303
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		13,302	13,307,428
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		5,861	5,853,273
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		938	946,504
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		8,716	8,695,972
Ineos US Finance LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/31/2024		5,869	5,815,806
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	03/28/2025		6,820	6,783,272
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	03/30/2026		2,386	2,388,444
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	14	16,674
Lonza Solutions (Switzerland), Term Loan B(d)	–	04/28/2028		3,632	3,635,214
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		8,974	8,934,918
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.70%	03/02/2026		4,470	4,442,081
Oxea Corp., Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	9	11,070
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		2,999	3,015,576
PQ Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		6,395	6,402,755
PQ Performance Chemicals, Term Loan B(d)	–	04/30/2028		5,138	5,151,417
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.00%	11/03/2025		8,549	8,563,166
Starfruit US Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.85%	10/01/2025		9,361	9,296,636
					133,162,467
Clothing & Textiles–0.31%
BK LC Lux SPV S.a.r.l., Term Loan B (d)	–	04/27/2028		5,078	5,084,008
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	14	16,883
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		6,031	6,075,724
					11,176,615
Conglomerates–0.19%
Safe Fleet Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		6,758	6,714,759
Containers & Glass Products–2.41%
Berlin Packaging LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	11/07/2025		11,977	11,886,189
Consolidated Container Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2028		6,548	6,515,236
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Duran Group (Germany)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	03/29/2024	EUR	4,809	$ 5,827,301
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	4.25%	12/20/2024	EUR	1,429	1,731,403
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		$ 9,162	9,205,204
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/04/2027		2,785	2,789,185
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		13,245	12,712,319
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	17,762	19,432,786
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,290	1,568,756
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026		2,032	2,030,939
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR	1,995	2,412,201
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (1 mo. USD LIBOR + 5.00%) (Acquired 11/13/2020-05/13/2021; Cost $3,879,472)(g)(h)	9.00%	11/12/2025		4,261	4,237,446
Logoplaste (Portugal), Term Loan B(d)(e)	–	04/21/2028		2,709	2,718,794
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		4,045	4,059,148
					87,126,907
Cosmetics & Toiletries–0.85%
Alphabet Holding Co., Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.84%	09/26/2025			3,828	3,856,146
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	04/05/2025			18,462	17,908,055
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/18/2028			3,353	3,368,054
IRIS Bidco GmbH (Germany), Term Loan B(d)	–	05/25/2028	EUR		4,163	4,937,693
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR		449	551,060
						30,621,008
Drugs–0.34%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028			7,580	7,422,217
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.06%	11/15/2027			2,673	2,651,722
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025			2,189	2,183,133
						12,257,072
Ecological Services & Equipment–0.44%
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025			3,139	3,149,675
OGF (France), Term Loan B (3 mo. EURIBOR + 3.50%)	3.25%	04/11/2023	EUR		1,838	2,186,959
Patriot Container Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025			4,754	4,717,277
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.25%	11/02/2028			5,636	5,790,598
						15,844,509
Electronics & Electrical–9.28%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			792	807,442
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			1,792	1,793,420
Cloudera, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	12/20/2027			3,337	3,337,584
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			4,823	4,847,512
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.34%	04/22/2027			3,752	3,759,657
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			14,094	14,138,927
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028			2,561	2,609,454
Devoteam (Castillon SAS - Bidco) (France), Term Loan B (3 mo. USD LIBOR + 4.50%)	4.50%	12/09/2027	EUR		12	14,865
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026			2,970	2,952,133
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			16,021	15,841,582
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	01/07/2028			4,483	4,494,899
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025			2,030	2,041,110
Go Daddy Operating Co. LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)(e)	2.09%	08/10/2027			117	116,446
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024			4,581	4,598,875
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025			100	100,851
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		$ 1,157	$ 1,162,568
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029		1,876	1,892,688
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028		3,118	3,109,735
Internap Corp., PIK Term Loan, 5.50% PIK Rate, 2.00% Cash Rate (1 mo. USD LIBOR + 1.00%)(e)(g)	2.00%	05/08/2025		11,486	6,087,422
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.93%	03/05/2028		1,595	1,599,253
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027		24,412	24,446,544
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		344	8,767,829
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/28/2029		314	316,965
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	04/09/2026		2,916	2,917,853
McAfee Enterprise
Second Lien Term Loan(d)	–	05/03/2029		1,901	1,891,560
Term Loan B(d)	–	05/03/2028		10,724	10,758,190
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		8,800	8,842,651
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		12,882	12,334,659
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.69%	08/28/2026		7,976	7,906,284
Neustar, Inc., Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		18,133	17,608,934
Oberthur Technologies of America Corp.
Term Loan B(d)	–	01/10/2024	EUR	1,000	1,220,901
Term Loan B(d)	–	01/09/2026		7,692	7,665,214
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	01/09/2026	EUR	2,926	3,572,341
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		589	576,702
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		22,065	21,750,039
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		8,354	8,228,503
Project Leopard Holdings, Inc., Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		8,516	8,552,983
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.44%	05/16/2025		26,416	26,491,300
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		5,420	5,419,542
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		1,291	1,294,939
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		22,522	21,494,661
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate (1 mo. USD LIBOR + 6.50%)(g)	7.50%	12/31/2026		7,978	6,307,492
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		1,597	1,520,658
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		2,449	2,445,770
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.09%	11/02/2026		92	91,279
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		11,404	11,413,396
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		1,259	1,264,187
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		9,096	9,118,657
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		2,825	2,834,065
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		540	556,664
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	801	985,153
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		13,047	13,154,219
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		8,078	8,115,190
					335,171,747
Financial Intermediaries–1.26%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/28/2028	EUR		12	14,460
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/15/2028			13,403	13,439,941
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			705	709,842
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			5,019	5,054,791
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Stiphout Finance LLC
Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR	6	$ 7,366
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		$ 1,281	1,282,169
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/10/2027		4,256	4,270,103
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan (3 mo. EURIBOR + 6.88%)	6.88%	06/08/2026	EUR	2,657	3,246,119
Washington Prime Group L.P.
Revolver Loan(f)	0.00%	12/30/2021		8,813	8,269,647
Term Loan(d)	–	01/10/2023		6,530	6,138,547
Term Loan B(d)	–	12/30/2022		3,245	3,053,018
					45,486,003
Food Products–0.67%
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		1,000	1,205,079
Froneri International PLC (United Kingdom), Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.84%	01/29/2028			53	54,122
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			1,389	1,390,054
Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025			16,335	16,281,414
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	05/01/2026			1,445	1,443,327
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (3 mo. GBP LIBOR + 5.50%)	5.58%	08/27/2027	GBP		2,719	3,861,968
						24,235,964
Food Service–1.23%
Euro Garages (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		2,000	2,390,317
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	02/07/2025	GBP		1,364	1,896,002
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR		15,284	16,972,605
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027			6,821	6,830,016
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026			9,443	9,317,475
US Foods, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2023			3,015	2,992,707
Weight Watchers International, Inc., Term Loan B(d)	–	04/13/2028			3,967	3,979,508
						44,378,630
Forest Products–0.10%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/11/2028			3,432	3,442,524
Health Care–3.53%
Acacium Group (United Kingdom), Term Loan (d)	–	05/19/2028	GBP		2,996	4,230,841
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/30/2025	EUR		357	434,755
Alliance HealthCare Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	10/24/2023			126	119,766
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.35%	02/11/2026			11,979	12,038,686
Cerba (France), Term Loan B(d)	–	05/12/2028	EUR		1,726	2,109,157
Colisee Patrimoine Group S.A.S. (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/08/2027	EUR		8	9,234
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.00%	12/02/2027			55	54,923
Domus Vi (France), Term Loan (3 mo. EURIBOR + 3.75%)	4.00%	10/31/2026	EUR		715	875,076
Ethypharm (France), Term Loan B(d)	–	04/30/2029	GBP		2,378	3,360,270
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			6,613	6,655,765
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			16,599	16,652,576
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024			938	941,146
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			10,166	10,226,157
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	08/06/2026			2,711	2,718,638
ImageFirst
Delayed Draw Term Loan(e)(f)	0.00%	04/27/2028			585	586,289
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028			2,573	2,576,456
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	12/08/2027	EUR		27	32,923
Insulet Corp., Term Loan(d)	–	04/28/2028			3,036	3,045,245
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		$ 30	$ 29,480
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	6	7,188
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	10	12,633
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	6	7,298
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028		16,361	16,363,624
Prophylaxis B.V. (Netherlands)
Term Loan A (3 mo. EURIBOR + 4.50%)(e)	4.50%	06/30/2025	EUR	2,646	3,201,985
Term Loan B (3 mo. EURIBOR + 0.50%)(e)	0.50%	06/30/2025	EUR	1,041	1,277,791
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		9,484	9,558,426
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		8,237	8,274,510
TTF Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(e)	5.00%	03/25/2028		2,788	2,798,851
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		6,120	6,150,351
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025		3,502	3,511,304
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	10/23/2026		4,423	4,425,312
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		3,515	3,524,169
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		1,507	1,515,931
					127,326,756
Home Furnishings–1.28%
Hayward Industries, Inc., Term Loan B (d)	–	05/12/2028			2,617	2,618,827
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027			8,898	9,053,224
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			6,180	6,261,234
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			17,881	17,138,829
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024			7,107	7,126,356
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			4,048	4,059,869
						46,258,339
Industrial Equipment–2.20%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			3,356	3,369,208
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			4,471	4,493,406
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			872	874,720
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024			42	42,059
Kantar (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.50%)(e)	3.61%	06/04/2026			526	519,478
Revolver Loan(e)(f)	0.00%	06/04/2026			9,831	9,716,562
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	11/26/2026			10,077	10,042,532
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024			11,322	11,831,669
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025			5,295	5,135,961
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026			3,908	3,915,595
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027			29,507	29,656,817
						79,598,007
Insurance–1.21%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.70%	01/31/2027			7,861	7,804,924
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			16,704	16,754,374
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028			1,212	1,208,225
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/30/2027	EUR		362	443,363
HUB International Ltd., Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	04/25/2025			2,993	2,968,683
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027			8,798	8,816,935
Sedgwick Claims Management Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026			809	807,373
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.20%	05/16/2024		$ 3,489	$ 3,466,413
Term Loan (1 mo. USD LIBOR + 3.25%)	3.45%	12/02/2026		1,608	1,597,267
					43,867,557
Leisure Goods, Activities & Movies–5.12%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			20,073	19,993,086
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.11%	04/22/2026			10,030	9,280,238
Carnival Corp. (Panama)
Term Loan B(d)	–	06/30/2025			2,502	2,514,865
Term Loan B(d)	–	06/30/2025	EUR		1,176	1,443,359
Crown Finance US, Inc.
Term Loan(d)	–	05/23/2024			4,539	5,735,846
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR		258	272,911
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025			7,766	6,760,216
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026			8,168	7,028,636
CWGS Group LLC, Term Loan B(d)	–	06/23/2028			3,213	3,193,188
Deluxe Entertainment Services Group, Inc., Term Loan (Acquired 10/04/2019-03/31/2021; Cost $1,501,190)(e)(h)(i)	6.00%	03/25/2024			1,788	0
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. GBP LIBOR + 4.75%)	4.83%	03/10/2028	GBP		1,492	2,122,528
Term Loan (3 mo. EURIBOR + 3.75%)	4.75%	03/31/2028	EUR		974	1,186,417
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR		8,298	9,223,232
Term Loan C(d)	–	09/12/2027	EUR		10,722	11,830,952
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR		12,533	14,160,480
Invictus Media S.L.U. (Spain)
Revolver Loan (Acquired 04/30/2021; Cost $3,772,833)(e)(f)(h)	0.00%	06/28/2024	EUR		3,692	3,939,363
Second Lien Term Loan (Acquired 05/14/2021-05/19/2021; Cost $9,568,211)(d)(h)	–	12/26/2025	EUR		11,775	9,165,386
Term Loan A-1 (3 mo. EURIBOR + 4.25%) (Acquired 10/15/2020-05/18/2021; Cost $4,549,653)(h)	4.25%	06/26/2024	EUR		4,161	4,759,617
Term Loan A-2 (3 mo. EURIBOR + 4.25%) (Acquired 10/15/2020-05/18/2021; Cost $2,854,927)(h)	4.25%	06/26/2024	EUR		2,611	2,986,681
Term Loan B-1 (3 mo. EURIBOR + 4.75%) (Acquired 01/14/2021-05/27/2021; Cost $5,600,143)(h)	4.75%	06/26/2025	EUR		5,007	5,694,912
Term Loan B-2 (3 mo. EURIBOR + 4.75%) (Acquired 01/14/2021-05/27/2021; Cost $2,969,457)(h)	4.75%	06/26/2025	EUR		2,659	3,024,987
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR		10,230	12,074,094
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026			1,753	1,703,480
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026			216	210,081
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR		1,000	1,220,322
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR		10,934	12,873,124
Royal Caribbean Cruises
Revolver Loan(f)	0.00%	10/12/2022			1,281	1,210,008
Term Loan(d)	–	04/05/2022			3,844	3,712,492
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027			2,373	2,391,885
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024			10,271	10,216,658
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.85%	04/17/2026			3,024	2,959,441
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR		10,519	11,981,982
						184,870,467
Lodging & Casinos–4.65%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			7,008	7,028,298
Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	02/01/2026			2,102	2,054,149
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			7,447	7,473,916
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
B&B Hotels S.A.S. (France)
Incremental Term Loan(d)	–	06/30/2026	EUR	2,547	$ 3,086,578
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	11,378	13,434,256
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.59%	06/30/2025		$ 3,563	3,580,526
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024		35,648	35,418,987
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		8,890	8,836,207
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	09/18/2026		41	40,734
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	05/09/2024		20,544	20,476,712
Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024		857	899,883
Hilton Grand Vacations Borrower LLC, Term Loan B(d)	–	05/19/2028		9,600	9,623,405
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.10%	05/11/2024		3,489	3,458,285
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024		19,077	18,922,062
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.70%	07/10/2025		18,981	19,070,281
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		13,409	13,298,028
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	12/20/2024		1,075	1,066,587
					167,768,894
Nonferrous Metals & Minerals–1.44%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (1 mo. USD LIBOR + 13.00%)(g)	14.00%	09/16/2025			24,531	24,561,194
Corialis Group, Ltd. (United Kingdom), Term Loan B(d)	–	05/24/2028	GBP		707	1,005,791
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025			4,590	4,591,275
Term Loan (1 mo. USD LIBOR + 9.25%)(e)	10.25%	10/22/2025			1,713	1,785,379
Kissner Group
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027			9,052	9,008,976
Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027			11,121	11,094,217
						52,046,832
Oil & Gas–3.59%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.10%	05/21/2025			12,210	11,931,501
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 07/30/2020; Cost $12,211,865)(e)(h)	3.68%	08/04/2021			1,228	1,277,456
DIP Delayed Draw Term Loan (Acquired 07/30/2020; Cost $12,211,865)(e)(f)(h)	0.00%	08/04/2021			11,055	11,497,109
First Lien Term Loan (3 mo. USD LIBOR + 5.25%) (Acquired 03/14/2018-07/31/2020; Cost $61,389,722)(h)(i)	7.50%	04/11/2022			82,157	36,559,809
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023			8,986	6,155,247
Larchmont Resources LLC, Term Loan A (3 mo. USD LIBOR + 8.00%)	9.00%	08/09/2021			6,258	3,441,815
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/22/2026			1,282	1,269,382
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024			15,188	12,795,630
LOC(d)(e)	–	06/30/2024			7,455	6,150,032
PIK Term Loan B, 3.00% PIK Rate, 1.00% Cash Rate (1 mo. USD LIBOR + 1.00%)(g)	3.00%	06/30/2025			3,741	1,690,855
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.09%	06/30/2024			425	297,755
Navitas Midstream Midland Basin LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024			2,515	2,522,088
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.71%	03/19/2024			21,480	19,609,560
Southcross Energy Partners LLC, Revolver Loan(e)(f)	0.00%	01/31/2025			3,149	3,085,937
Sunrise Oil & Gas, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	8.00%	01/17/2023			4,564	4,335,396
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	8.00%	01/17/2023			4,772	4,104,234
Term Loan (1 mo. USD LIBOR + 7.00%)	8.00%	01/17/2023			5,556	2,917,060
						129,640,866
Publishing–2.26%
Adtalem Global Education, Inc., Term Loan B (d)	–	02/12/2028			6,099	6,071,051
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023			28,263	28,295,862
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.69%	08/21/2026		$ 24,011	$ 23,313,100
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		23,939	24,014,262
					81,694,275
Radio & Television–1.36%
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027			7,569	7,585,920
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	05/01/2026			11,748	11,639,216
Nexstar Broadcasting, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.34%	01/17/2024			5,599	5,592,042
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.61%	09/18/2026			6,465	6,455,147
Sinclair Television Group, Inc.
Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	01/03/2024			10,106	10,068,185
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026			5,760	5,716,820
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028			1,884	1,880,758
						48,938,088
Retailers (except Food & Drug)–2.40%
Bass Pro Group LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/26/2028			17,627	17,787,758
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027			11,203	11,235,272
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			2,842	2,884,755
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	03/26/2026	EUR		1,813	2,203,892
Term Loan B-2(d)	–	03/26/2026	EUR		1,045	1,270,755
Term Loan B-3(d)	–	03/26/2026	EUR		1,423	1,729,066
Term Loan B-4(d)	–	03/26/2026	EUR		3,199	3,888,765
Term Loan B-5(d)	–	08/12/2022	EUR		83	101,093
Term Loan B-5(d)	–	03/26/2026	EUR		713	866,287
Term Loan B-6(d)(e)	–	08/12/2022	EUR		363	438,822
Term Loan B-7(d)(e)	–	08/12/2022	EUR		90	109,073
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028			7,734	7,746,331
PetSmart, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			26,657	26,789,843
Rent-A-Center, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/17/2028			4,950	4,990,889
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028			4,601	4,642,665
						86,685,266
Surface Transport–3.52%
American Trailer World Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028			3,166	3,166,822
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028			2,877	2,881,354
Hertz Corp., Revolver Loan B-1(f)	0.00%	06/30/2021			2,645	2,666,602
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/22/2025	EUR		11,013	12,625,024
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			2,478	2,443,832
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028			15,036	15,029,851
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(e)	8.39%	02/23/2022			87,657	88,366,906
						127,180,391
Telecommunications–5.56%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	12/15/2027			20,383	20,463,400
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.10%	12/15/2027			1,665	1,671,015
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027			9,520	9,551,110
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027			10,526	10,449,824
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024			26,674	26,695,398
Colorado Buyer, Inc.
First Lien Incremental Term Loan(d)	–	05/01/2024			2,515	2,448,892
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			2,961	2,877,094
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/02/2027			2,732	2,738,677
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027			6,035	6,067,643
Frontier Communications Corp., DIP Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	10/08/2021			9,173	9,180,283
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		$ 8,528	$ 8,550,044
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(j)	6.50%	07/13/2021		5,388	5,434,130
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(j)	8.00%	11/27/2023		32,464	33,085,858
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(j)	8.75%	01/02/2024		3,020	3,083,196
Term Loan B-5 (1 mo. USD LIBOR + 8.63%)(j)	8.63%	01/02/2024		1,943	1,982,263
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	11/04/2026		1	712
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027		6,871	6,802,726
MLN US HoldCo LLC, First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025		18,128	16,174,997
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		58	57,979
Project Jerico (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR	2,219	2,711,568
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		2,385	2,392,019
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.85%	12/07/2026		8,839	8,495,880
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		18,388	18,471,278
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027		1,590	1,580,248
					200,966,234
Utilities–2.29%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027			4,574	4,589,867
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			13,159	12,124,736
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027			2,434	2,440,649
Frontera Generation Holdings LLC
DIP Term Loan (1 mo. USD LIBOR + 13.00%)(e)	14.00%	11/04/2021			4,196	4,322,346
Term Loan(i)	4.44%	05/02/2025			43,308	2,634,630
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028			4,812	4,809,632
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026			12,029	12,052,917
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026			11,057	10,395,428
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			15,533	12,455,916
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			873	699,795
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024			7,032	6,871,939
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.12%	01/15/2028			3,553	3,553,738
USIC Holding, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023			3,909	3,906,115
Second Lien Term Loan(d)(e)	–	05/07/2029			1,108	1,127,775
Term Loan B(d)	–	05/31/2028			853	852,703
						82,838,186
Total Variable Rate Senior Loan Interests (Cost $3,236,284,308)						3,195,975,393
U.S. Dollar Denominated Bonds & Notes–4.52%
Air Transport–0.29%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (k)	5.75%	04/20/2029			2,657	2,853,631
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(k)	5.50%	04/20/2026			4,428	4,666,138
United Airlines, Inc.(k)	4.63%	04/15/2029			2,971	3,073,202
						10,592,971
Building & Development–0.51%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	5.75%	05/15/2026			16,623	17,528,372
SRS Distribution, Inc.(k)	4.63%	07/01/2028			812	820,485
						18,348,857
Business Equipment & Services–0.53%
Advantage Sales & Marketing, Inc. (k)	6.50%	11/15/2028			3,334	3,538,207
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028			1,075	1,074,508
Imola Merger Corp.(k)	4.75%	05/15/2029			2,500	2,528,150
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027			7,602	7,311,223
WASH Multifamily Acquisition, Inc.(k)	5.75%	04/15/2026			4,628	4,826,773
						19,278,861
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–0.24%
Altice Financing S.A. (Luxembourg) (k)	5.00%	01/15/2028		$ 1,172	$ 1,164,599
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		7,215	7,207,316
Ziggo B.V. (Netherlands)(k)	5.50%	01/15/2027		150	155,625
					8,527,540
Drugs–0.08%
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc.(k)	6.13%	04/01/2029		3,008	2,970,400
Electronics & Electrical–0.36%
Diebold Nixdorf, Inc. (k)	9.38%	07/15/2025		8,397	9,332,636
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		3,882	3,838,327
TTM Technologies, Inc.(k)	4.00%	03/01/2029		25	24,775
					13,195,738
Health Care–0.07%
Global Medical Response, Inc.(k)	6.50%	10/01/2025		2,303	2,369,280
Industrial Equipment–0.10%
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027		3,486	3,629,797
Insurance–0.10%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029		3,632	3,556,600
Leisure Goods, Activities & Movies–0.32%
AMC Entertainment Holdings, Inc. (k)	10.50%	04/15/2025		5,609	6,092,804
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		4,977	5,404,699
					11,497,503
Lodging & Casinos–0.14%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		4,928	5,199,878
Nonferrous Metals & Minerals–0.12%
SCIH Salt Holdings, Inc.(k)	4.88%	05/01/2028		4,366	4,338,712
Radio & Television–0.71%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 05/20/2020-10/23/2020; Cost $24,557,178)(h)(k)	5.38%	08/15/2026		31,689	23,489,155
Univision Communications, Inc.(k)	4.50%	05/01/2029		2,079	2,106,588
					25,595,743
Retailers (except Food & Drug)–0.02%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028		545	565,138
Telecommunications–0.71%
Avaya, Inc. (k)	6.13%	09/15/2028		8,743	9,294,946
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		1,335	1,302,105
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		1,919	1,986,222
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		2,024	2,193,247
Frontier Communications Holdings LLC(k)	5.88%	10/15/2027		150	159,679
Lumen Technologies, Inc.(k)	4.00%	02/15/2027		2,576	2,611,420
Radiate Holdco LLC/Radiate Finance, Inc. (Acquired 09/11/2020; Cost $6,000)(h)(k)	4.50%	09/15/2026		6	6,073
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		7,756	7,935,474
					25,489,166
Utilities–0.22%
Calpine Corp. (k)	4.50%	02/15/2028		4,001	4,051,013
Calpine Corp.(k)	3.75%	03/01/2031		4,224	3,980,993
					8,032,006
Total U.S. Dollar Denominated Bonds & Notes (Cost $158,738,189)					163,188,190
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Shares	Value
Common Stocks & Other Equity Interests–2.66%(l)
Business Equipment & Services–0.84%
Checkout Holding Corp.	245,192	$ 682,443
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)(m)	134,313	22,017,010
iQor US, Inc., Term Loan	546,736	7,626,967
		30,326,420
Containers & Glass Products–0.05%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $3,618,081)(h)	836,669	1,882,505
Electronics & Electrical–0.06%
Fusion Connect, Inc.(e)	113	169
Fusion Connect, Inc., Wts., expiring 12/31/2021(e)(m)	1,052,649	1,473,709
Internap Corp.(e)	2,426,706	728,012
Sunguard Availability Services Capital, Inc.	37,318	34,519
		2,236,409
Industrial Equipment–0.28%
North American Lifting Holdings, Inc.	614,772	9,990,045
Leisure Goods, Activities & Movies–0.02%
Crown Finance US, Inc.	781,854	654,646
Nonferrous Metals & Minerals–0.48%
ACNR Holdings, Inc.(m)	402,510	7,043,925
Arch Resources, Inc.(n)	179,318	10,233,677
		17,277,602
Oil & Gas–0.28%
HGIM Corp.(m)	116,926	613,862
Larchmont Resources LLC(e)(m)	8,096	323,821
McDermott International Ltd.(n)	6,531,368	3,200,370
Sabine Oil & Gas Holdings, Inc.(n)	18,025	225,313
Southcross Energy Partners L.P.(m)	2,914,935	150,119
Sunrise Oil & Gas, Inc.	703,798	615,823
Tribune Resources, Inc.(m)	5,811,199	4,939,519
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)(m)	1,504,557	37,614
Vantage Drilling International(n)	7,285	16,391
		10,122,832
Publishing–0.23%
Clear Channel Outdoor Holdings, Inc.(n)	3,504,430	8,375,588
Radio & Television–0.35%
iHeartMedia, Inc., Class A(n)	522,828	12,134,838
MGOC, Inc.(e)(m)	6,584,744	387,512
		12,522,350
Surface Transport–0.07%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(h)	35,397	1,123,855
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-05/14/2021; Cost $0)(h)	553,824	175,955
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/14/2021; Cost $0)(h)	400,460	169,639
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(h)(m)	37,211	1,181,449
		2,650,898
Total Common Stocks & Other Equity Interests (Cost $231,652,494)		96,039,295
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-U.S. Dollar Denominated Bonds & Notes–1.47%(o)
Building & Development–0.12%
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	4,350	$ 4,304,105
Cable & Satellite Television–0.15%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,566	1,877,748
Altice France Holding S.A. (Luxembourg)(k)	4.00%	02/15/2028	EUR	2,852	3,378,508
					5,256,256
Chemicals & Plastics–0.11%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	3,268	3,931,362
Financial Intermediaries–0.70%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(p)	5.00%	08/01/2024	EUR	3,311	3,867,333
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	100	127,204
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(p)	6.25%	05/01/2026	EUR	4,784	5,950,524
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	2,906	4,195,191
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(p)	6.58%	02/01/2023	GBP	7,861	11,183,830
					25,324,082
Home Furnishings–0.00%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	100	143,593
Lodging & Casinos–0.22%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 09/22/2020-01/28/2021; Cost $6,821,645)(h)(k)(p)	5.46%	07/15/2025	GBP	5,846	7,837,979
Oil & Gas–0.00%
PGS ASA Conv. (Norway)(e)	5.00%	02/09/2024	NOK	899	108,014
Retailers (except Food & Drug)–0.17%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	4,986	6,136,910
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $50,709,297)					53,042,301
			Shares
Preferred Stocks–1.15%(l)
Containers & Glass Products–0.03%
Libbey Glass, Inc. Pfd. (Acquired 11/13/2020; Cost $1,099,306)(h)				13,488	1,213,958
Nonferrous Metals & Minerals–0.22%
ACNR Holdings, Inc. Pfd.(m)				84,231	7,896,656
Oil & Gas–0.37%
McDermott International Ltd., Pfd.(e)				4,210,008	2,736,505
Southcross Energy Partners L.P., Series A, Pfd.(e)(m)				11,609,067	6,094,760
Southcross Energy Partners L.P., Series B, Pfd.(e)(m)				3,063,933	4,519,302
					13,350,567
Surface Transport–0.53%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-08/25/2020; Cost $4,105,181)(h)				131,713	4,675,812
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/01/2021; Cost $4,315,155)(h)(m)				138,456	4,915,188
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(h)				142,554	5,559,606
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(h)(m)				100,115	3,904,485
					19,055,091
Total Preferred Stocks (Cost $28,160,360)					41,516,272
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–0.24%
Structured Products–0.24%
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%) (e)(k)(p)	7.05%	04/24/2034	EUR	977	$ 1,183,158
Jubilee CLO, Series 2018-21, Class E (Netherlands) (3 mo. EURIBOR + 6.07%)(k)(p)	6.07%	04/15/2035	EUR	1,959	2,365,059
Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(k)(p)	5.13%	04/15/2029		$ 3,275	3,157,165
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(k)(p)	6.13%	10/25/2031		2,200	2,124,093
Total Asset-Backed Securities (Cost $8,270,578)					8,829,475
			Shares
Money Market Funds–7.91%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(m)(q)				173,618,910	173,618,910
Invesco Treasury Portfolio,Institutional Class, 0.01%(m)(q)				112,059,940	112,059,940
Total Money Market Funds (Cost $285,678,850)					285,678,850
TOTAL INVESTMENTS IN SECURITIES–106.45% (Cost $3,999,494,076)					3,844,269,776
OTHER ASSETS LESS LIABILITIES–(6.45)%					(232,814,748)
NET ASSETS–100.00%					$3,611,455,028
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NOK	– Norwegian Krone
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Restricted security. The aggregate value of these securities at May 31, 2021 was $175,226,124, which represented 4.85% of the Fund’s Net Assets.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $53,250,061, which represented 1.47% of the Fund’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $224,951,952, which represented 6.24% of the Fund’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$189,828,702	$791,924,115	$(808,133,907)	$-	$-	$173,618,910	$26,210
Invesco Treasury Portfolio, Institutional Class	119,786,041	531,029,837	(538,755,938)	-	-	112,059,940	7,857
Investments in Other Affiliates:
ACNR Holdings, Inc.	-	7,275,441	(3,106,850)	2,415,060	460,274	7,043,925	-
ACNR Holdings, Inc.	-	2,656,440	(7,046,222)	6,633,191	5,653,247	7,896,656	-
Arch Resources, Inc.*	15,905,705	202,634	(11,447,868)	15,427,696	(9,854,490)	10,233,677	-
Commercial Barge Line Co., Wts., expiring 04/27/2045	1,462,164	22,158	-	(302,873)	-	1,181,449	-
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045	3,592,706	49,547	-	1,272,935	-	4,915,188	-
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045	3,126,305	27,319	-	750,861	-	3,904,485	-
Crossmark Holdings, Inc., Wts., expiring 07/26/2024	7,345,513	59,006	-	14,612,491	-	22,017,010	-
Fusion Connect, Inc., Wts., expiring 12/31/2021	1,140,947	59,580	-	273,182	-	1,473,709	-
HGIM Corp.	697,614	47,403	-	(131,155)	-	613,862	-
Larchmont Resources LLC	320,692	26,406	-	(23,277)	-	323,821	-
Larchmont Resources LLC, Term Loan A*	2,713,368	243,812	-	484,635	-	3,441,815	-
MGOC, Inc.	385,723	-	-	1,789	-	387,512	-
Southcross Energy Partners L.P., Series A, Pfd.	8,075,441	72,709	-	(2,053,390)	-	6,094,760	-
Southcross Energy Partners L.P.	255,212	175,806	-	(280,899)	-	150,119	-
Southcross Energy Partners L.P., Series B, Pfd.	4,570,661	-	(714,969)	(51,360)	714,970	4,519,302	-
Southcross Energy Partners LLC, Revolver Loan*	2,925,793	19,725	-	140,419	-	3,085,937	-
Tribune Resources, Inc., Wts., expiring 04/03/2023	44,872	884	-	(8,142)	-	37,614	-
Tribune Resources, Inc.	5,054,940	105,784	-	(221,205)	-	4,939,519	-
Total	$367,232,399	$1,333,998,606	$(1,369,205,754)	$38,939,958	$(3,025,999)	$367,939,210	$34,067

*	At May 31, 2021, this security was was no longer an affiliate of the Fund.

See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/16/2021	Barclays Bank PLC	USD	13,244,180	EUR	11,000,000	$210,767
06/16/2021	BNP Paribas S.A.	USD	48,353,019	EUR	39,816,386	349,469
06/16/2021	BNP Paribas S.A.	USD	10,449,881	GBP	7,384,435	41,326
06/16/2021	Citibank, N.A.	USD	9,642,817	EUR	8,000,000	142,599
06/16/2021	Citibank, N.A.	USD	10,294,281	GBP	7,274,220	40,341
06/16/2021	Royal Bank of Canada	USD	48,404,780	EUR	39,816,386	297,708
06/16/2021	Royal Bank of Canada	USD	10,450,622	GBP	7,384,435	40,585
07/16/2021	State Street Bank & Trust Co.	USD	9,777,660	EUR	8,000,000	13,418
06/16/2021	Toronto Dominion Bank (The)	USD	47,678,399	EUR	39,222,111	297,187
06/16/2021	UBS AG	USD	10,200,536	EUR	8,500,000	196,469
07/16/2021	UBS AG	USD	6,100,205	EUR	5,000,000	19,219
Subtotal—Appreciation						1,649,088
Currency Risk
06/16/2021	Barclays Bank PLC	GBP	6,077,970	USD	8,347,645	(287,441)
07/16/2021	Barclays Bank PLC	GBP	700,000	USD	992,677	(1,862)
06/16/2021	BNP Paribas S.A.	GBP	6,170,060	USD	8,474,544	(291,378)
07/16/2021	BNP Paribas S.A.	EUR	39,694,079	USD	48,234,935	(346,043)
07/16/2021	BNP Paribas S.A.	GBP	7,472,247	USD	10,575,166	(41,176)
07/16/2021	Canadian Imperial Bank of Commerce	EUR	3,500,000	USD	4,252,086	(31,511)
06/16/2021	Citibank, N.A.	EUR	42,692,386	USD	50,911,962	(1,308,383)
06/16/2021	Citibank, N.A.	GBP	25,000	USD	34,534	(984)
07/16/2021	Citibank, N.A.	EUR	5,341,168	USD	6,508,444	(28,530)
07/16/2021	Citibank, N.A.	GBP	7,230,644	USD	10,233,568	(39,512)
06/16/2021	Morgan Stanley Capital Services LLC	EUR	47,392,385	USD	56,567,380	(1,401,897)
06/16/2021	Morgan Stanley Capital Services LLC	GBP	1,800,000	USD	2,509,578	(47,717)
07/16/2021	Morgan Stanley Capital Services LLC	EUR	2,650,000	USD	3,208,914	(34,380)
06/16/2021	Royal Bank of Canada	EUR	4,600,000	USD	5,578,811	(47,803)
07/16/2021	Royal Bank of Canada	EUR	39,694,079	USD	48,286,656	(294,321)
07/16/2021	Royal Bank of Canada	GBP	7,340,199	USD	10,389,017	(39,716)
07/16/2021	Royal Bank of Scotland PLC	EUR	5,000,000	USD	6,081,325	(38,099)
06/16/2021	State Street Bank & Trust Co.	EUR	49,070,111	USD	58,636,209	(1,385,223)
06/16/2021	State Street Bank & Trust Co.	GBP	6,170,060	USD	8,473,830	(292,092)
07/16/2021	State Street Bank & Trust Co.	EUR	17,365,095	USD	21,238,911	(13,964)
07/16/2021	State Street Bank & Trust Co.	GBP	1,900,000	USD	2,685,925	(13,538)
07/16/2021	Toronto Dominion Bank (The)	EUR	39,101,630	USD	47,562,049	(293,838)
06/16/2021	UBS AG	EUR	2,600,000	USD	3,126,926	(53,334)
06/16/2021	UBS AG	GBP	1,800,000	USD	2,511,994	(45,301)
07/16/2021	UBS AG	EUR	4,000,000	USD	4,892,520	(3,019)
Subtotal—Depreciation						(6,381,062)
Total Forward Foreign Currency Contracts						$(4,731,974)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended May 31, 2021, there were transfers from Level 3 to Level 2 of $94,096,403, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $61,016,658, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$2,969,311,846	$226,663,547	$3,195,975,393
U.S. Dollar Denominated Bonds & Notes	—	163,188,190	—	163,188,190
Common Stocks & Other Equity Interests	33,960,864	37,110,584	24,967,847	96,039,295
Non-U.S. Dollar Denominated Bonds & Notes	—	52,934,287	108,014	53,042,301
Preferred Stocks	—	28,165,705	13,350,567	41,516,272
Asset-Backed Securities	—	7,646,317	1,183,158	8,829,475
Money Market Funds	285,678,850	—	—	285,678,850
Total Investments in Securities	319,639,714	3,258,356,929	266,273,133	3,844,269,776
Other Investments - Assets*
Investments Matured	—	12,100,137	4,686,405	16,786,542
Forward Foreign Currency Contracts	—	1,649,088	—	1,649,088
	—	13,749,225	4,686,405	18,435,630
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(6,381,062)	—	(6,381,062)
Total Other Investments	—	7,368,163	4,686,405	12,054,568
Total Investments	$319,639,714	$3,265,725,092	$270,959,538	$3,856,324,344

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2021:
	Value August 31,2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2021
Variable Rate Senior Loan Interests	$ 314,795,673	$ 130,054,217	$ (166,931,408)	$ 1,375,691	$ (15,563,864)	$ 18,127,028	$ 38,902,613	$ (94,096,403)	$ 226,663,547
Common Stocks & Other Equity Interests	1,356,260	188,346	–	–	(187,545,418)	201,500,717	9,467,942	–	24,967,847
Non-U.S. Dollar Denominated Bonds & Notes	–	903,321	–	–	–	(795,307)	–	–	108,014
Preferred Stocks	–	72,709	(714,970)	–	714,970	631,755	12,646,103	–	13,350,567
Asset-Backed Securities	–	1,135,048	–	–	–	48,110	–	–	1,183,158
Investments Matured	5,047,489	4,257,879	(5,369,669)	–	375,877	374,829	–	–	4,686,405
Total	$ 321,199,422	$ 136,611,520	$ (173,016,047)	$ 1,375,691	$ (202,018,435)	$ 219,887,132	$ 61,016,658	$ (94,096,403)	$ 270,959,538
Invesco Senior Floating Rate Fund

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$88,366,906	Discounted Cash Flow Model	Illiquidity Premium Implied Rating	N/A N/A	3.69% BB-	(a)
(a)	The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity premium applied. The illiquidity premium was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity premium. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.
Invesco Senior Floating Rate Fund